Derivative Financial Instruments (Details) - Forge Nano, Inc. - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Financial Instruments
Amount of outstanding debt	$ 2,000
Exercised		0	(26,172)	(65,430)
OIC LLC
Derivative Financial Instruments
Nominal exercise price					$ 0.01
Warrants exercise term				30 days
Denominator to calculate shares				$ 5,000	$ 5,000
Amount of outstanding debt	$ 2,000
Exercised	26,172
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 76.41
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					65,430